Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable associated with prepaid payment network services	$ 578,427	$ 482,238
Less: Allowance for credit losses	(503,353)	(430,348)	$ (194,252)
Accounts receivable, net	$ 75,074	$ 51,890